MARGIN ACCOUNTS (Details Textual) - Fuel [Member] - Swap [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Margin Accounts [Line Items]
Margin Deposit Assets	$ 962,000	$ 100,000
Forward Contracts [Member]
Margin Accounts [Line Items]
Margin Deposit Assets	$ 440,000	$ 1,062,000